SECURTER SYSTEMS INC. (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Summarized financial statements of Securter Systems Inc.
	September 8, 2020
	$

Intangible assets		29,840
Total non-current assets		29,840

Cash		17,086
Sales tax receivable		12,730
Total current assets		29.816

Accounts payable and accrued liabilities		(31,095)
Loan from non-controlling shareholders		(29,380)
Total current liabilities		(60,475)

Total net liabilities		(819)

The Company’s share of net assets		286,570
Non-controlling interest’s share of net liabilities		(287,389)

Total net liabilities		(819)

Cash consideration received		-
Cash and cash equivalent disposal of		(17,086)
Net cash (disposal of)		(17,086)

Fair value of consideration received		-
The Company’s share of net assets		(286,570)

Loss on Spin-out of SSI		(286,570)

	January 1 to September 8, 2020		January 1 to December 31, 2019
	$		$
LOSS FOR THE PERIODS FROM DISCONTINUED OPERATIONS

EXPENSES
Accounting, Audit and Legal		5,720		67,837
Advertising and Promotion		-		74,669
Consulting Fees		12,739		16,200
Development Costs		97,579		-
Exchange Rate Loss		2,371		-
Interest and Bank Charges		297		137
General and Administration Expenses		2,700		-
Salaries		6,231		-

		127,637		158,843

	January 1 to September 8, 2020		January 1 to December 31, 2019
CASH PROVIDED BY (USED FOR):	$		$

DISCONTINUED OPERATIONS ACTIVITIES
Net Loss for the Periods		(127,637)		(158,843)
Adjustments for:
Operating expenses contributed by shareholders		126,843		158,923

		(794)		80
Non-Cash Items:
Change in amounts receivable		(12,659)		(72)
Change in trade and other payables		30,531		-

Net cash from (used in) discontinued operations		17,078		8

INCREASE IN CASH		17,078		8

Cash, Beginning of the Period		8		-

CASH, END OF THE PERIOD		17,086		8

During the year ended December 31, 2020, the Company had net cash used in the investment activities related to SSI:

Cash used in investing activities related to Securter System Inc.:
Cash invested in Securter Systems Inc.	(128,815)	(158,923)
Unspent cash balance in Securter Systems Inc. end of December 31, 2019	-	8
Securter Systems Inc.’s cash disposed on deconsolidation	(17,086)	-

Net cash (used in) investment in discontinued operations	(145,901)	(158,915)